CONSOLIDATED BALANCE SHEETS	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Cash	$ 76,326,014	¥ 495,630,607	¥ 830,430,168
Restricted cash (note 14 (vi), (vii))			62,370,000
Held-to-maturity debt securities (note 5)	16,618,226	107,912,111
Trade accounts receivable, net of allowance for doubtful accounts of RMB nil and RMB nil, as of December 31, 2014 and 2015, respectively (note 6)	79,388,978	515,520,269	531,480,981
Inventories (note 7)	67,580,555	438,841,092	496,754,625
Advance to suppliers (note 8)	53,128,955	344,998,183	52,577,513
Other receivables (note 9)	9,090,864	59,032,438	73,593,217
Prepaid expenses	561,383	3,645,396	4,562,333
Total current assets	302,694,975	1,965,580,096	2,051,768,837
Property, plant and equipment, net (note 10)	152,210,328	988,392,988	1,096,055,659
Land use rights, net (note 11)	20,526,793	133,292,782	136,125,360
Intangible assets, net (note 12)	307,423	1,996,285	5,822,528
Long-term deferred expenses (note 15)			5,562,810
Deferred income tax assets (note 17)	270,296	1,755,197
Total assets	476,009,815	3,091,017,348	3,295,335,194
Current liabilities
Trade accounts payable	3,432,938	22,292,132	17,055,679
Accrued expenses and other payables (note 13)	12,350,919	80,201,926	86,729,443
Income taxes payable	4,030,943	26,175,329	6,205,515
Short-term borrowings (note 14)	115,991,130	753,200,000	901,000,000
Current portion of long-term borrowings (note 14)	12,935,814	84,000,000	24,000,000
Bonds payable (note 15)	49,279,290	320,000,000	500,000,000
Total current liabilities	198,021,034	1,285,869,387	1,534,990,637
Long-term borrowings (note 14)			84,000,000
Total liabilities	$ 198,021,034	¥ 1,285,869,387	¥ 1,618,990,637
Commitments and contingencies (note 18)
Shareholders' equity
Ordinary share-par value of RMB0.0068259; 25,725,000 shares authorized, issued and outstanding as of December 31, 2014 and 2015, respectively	$ 25,725	¥ 175,596	¥ 175,596
Additional paid-in capital	72,091,319	468,132,187	468,132,187
Retained earnings-appropriated (note 2)	22,662,708	147,162,560	134,277,095
Retained earnings-unappropriated	183,285,097	1,190,180,107	1,074,210,923
Accumulated other comprehensive loss	(76,068)	(502,489)	(451,244)
Total shareholders' equity	277,988,781	1,805,147,961	1,676,344,557
Total liabilities and shareholders' equity	$ 476,009,815	¥ 3,091,017,348	¥ 3,295,335,194